Form N-1A Supplement	Dec. 31, 2025
T-REX 2X Long XXI Daily Target ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
T-REX 2X Long XXI Daily Target ETF (XXIU)

Listed on the Cboe BZX Exchange, Inc.

(the “Fund”)
series of
ETF Opportunities Trust

Supplement dated January 22, 2026
to the Prospectus,
dated December 31, 2025, as supplemented from time to time